Shareholder Report, Line Graph (Details) B275769_Direxion Daily Robotics Artificial Intelligence - Automation Idx Bull 2X Shares_TF_TSR Annual {TF} - USD ($)									12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Apr. 19, 2018	Oct. 31, 2025
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name									Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares NAV
Accumulated Value	$ 5,616	$ 3,248	$ 2,726	$ 11,712	$ 6,750	$ 4,587	$ 4,712	$ 10,000	$ 6,967
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500® Index
Accumulated Value	23,527	17,047	15,477	18,125	12,683	11,560	10,111	10,000	$ 28,574
Indxx Global Robotics & Artificial Intelligence Thematic Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Indxx Global Robotics and Artificial Intelligence Thematic Index
Accumulated Value	$ 13,857	$ 9,757	$ 8,454	$ 15,998	$ 11,649	$ 8,723	$ 8,101	$ 10,000	$ 16,473